EQUITY - Number of Outstanding ERP Warrants (Details) - shares	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	18,581,679	14,615,703	14,695,691	15,309,559	15,924,483	24,640,018
ERP Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	1,129,139	2,740,068		6,102,836
ERP I
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		0		0
ERP II
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		0		0
ERP III
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		0		1,556,706
ERP IV
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	0	1,610,929		1,610,929
ERP V
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	1,129,139	1,129,139		2,935,201